Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 170.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 42.4%
AAdvantage Loyalty IP Ltd. 7.460% (LIBOR03M + 4.750%) due 04/20/2028 ~		$4,700	$4,566
Addo and Winterbotham 7.616% due 01/29/2028	GBP	7,000	6,733
Alorica, Inc. 9.674% (LIBOR03M + 6.000%) due 12/11/2025 «~		$9,802	9,355
AP Core Holdings LLC 8.615% (LIBOR01M + 5.500%) due 09/01/2027 ~		14,374	13,368
Carnival Corp.
3.975% (EUR006M + 3.750%) due 06/30/2025 ~	EUR	15,438	13,844
6.127% (LIBOR06M + 3.250%) due 10/18/2028 ~		$3,909	3,450
Casino Guichard-Perrachon SA 4.000% (EUR003M + 4.000%) due 08/31/2025 ~	EUR	9,200	7,481
Cengage Learning, Inc. 7.814% (LIBOR03M + 4.750%) due 07/14/2026 ~		$2,271	2,062
Clear Channel Outdoor Holdings, Inc. 6.306% (LIBOR03M + 3.500%) due 08/21/2026 ~		8,467	7,589
Comexposium 3.930% (EUR003M + 4.000%) due 03/28/2026 ~	EUR	50,190	41,134
Coty, Inc. 2.868% (EUR001M + 2.500%) due 04/07/2025 ~		9,737	8,887
Diamond Sports Group LLC 10.695% due 05/26/2026		$74,122	71,528
Diebold, Inc. TBD% (LIBOR03M + 2.750%) due 11/06/2023 ~		12,860	10,591
DirecTV Financing LLC 8.115% (LIBOR01M + 5.000%) due 08/02/2027 ~		5,005	4,675
Envision Healthcare Corp.
TBD% due 04/29/2027 µ		6,692	6,582
10.602% due 04/29/2027		36,808	36,200
14.077% due 04/28/2028		87,843	81,694
Exgen Texas Power LLC 9.178% (LIBOR03M + 6.750%) due 10/08/2026 «~		36,929	37,114
Fifth Avenue Trust 8.318% (LIBOR01M + 5.500%) due 08/27/2025 «~		6,387	6,273
Forest Park Corp. 5.780% due 12/11/2024 «		334	344
Frontier Communications Corp. 7.438% (LIBOR03M + 3.750%) due 05/01/2028 ~		3,758	3,511
Gateway Casinos & Entertainment Ltd.
10.656% due 10/15/2027		54,209	53,429
11.408% due 10/18/2027	CAD	11,857	8,460
Gibson Brands, Inc. 7.939% (LIBOR01M + 5.000%) due 08/11/2028 «~		$6,054	4,904
Instant Brands Holdings, Inc. 7.076% (LIBOR03M + 5.000%) due 04/12/2028 ~		16,109	11,051
Intelsat Jackson Holdings SA 7.445% due 02/01/2029		13,188	12,410
Kiwi VFS Sub SARL
7.000% (EUR001M + 7.000%) due 05/16/2029 «~	EUR	34,650	33,660
9.688% due 05/16/2029 «	GBP	6,551	7,241
Kronos Acquisition Holdings, Inc. 8.940% due 12/22/2026		$13,895	13,252
Lealand Finance Co. BV 6.115% (LIBOR01M + 3.000%) due 06/28/2024 ~		171	109
Lealand Finance Co. BV (4.115% Cash and 3.000% PIK) 7.115% (LIBOR01M + 1.000%) due 06/30/2025 ~(c)		2,379	1,210
LifeMiles Ltd. 8.320% (LIBOR03M + 5.250%) due 08/30/2026 ~		7,047	6,796
Merrill Lynch Mortgage Investors Trust TBD% due 06/01/2023 «(j)		6,394	6,303
Montgomery Plaza Apartments 5.900% due 11/11/2024 «		375	386
NAC Aviation 29 DAC 4.008% due 06/30/2026		34,981	29,326
Oi SA
TBD% due 02/26/2035 «		12,707	4,447
1.750% (LIBOR03M) due 02/26/2035 «~		24,655	8,629
Park Springs Apartments 7.000% due 02/01/2023 «		1,666	1,671
Poseidon Bidco TBD% due 07/14/2028 «	EUR	35,100	32,680

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2022 (Unaudited)

Preylock Reitman Santa Cruz Mezz LLC 8.318% (LIBOR03M + 5.500%) due 11/09/2022 «~(j)		$7,900	7,863
Profrac Services LLC
10.000% due 03/31/2023 «		41,179	40,417
10.007% due 03/04/2025 «		22,429	23,214
Project Anfora Senior 2.750% (EUR003M + 2.750%) due 10/01/2026 «~(j)	EUR	35,930	34,520
Project Omni Senior 3.212% (EUR003M + 3.000%) due 09/03/2026 «~(j)		14,939	14,679
Project Quasar Pledgco SLU 3.869% (EUR001M + 3.250%) due 03/15/2026 «~		15,308	14,867
Promotora de Informaciones SA
5.082% (EUR003M + 4.500%) due 11/30/2022 «~		999	810
5.250% (EUR006M + 5.250%) due 12/31/2026 ~		54,111	47,662
5.321% (EUR003M + 5.000%) due 06/30/2026 «~		8,200	7,956
9.000% (EUR006M + 8.000%) due 06/30/2027 ~		13,718	12,033
PUG LLC 6.615% (LIBOR01M + 3.500%) due 02/12/2027 «~		$70	61
Redstone Holdco 2 LP 10.519% (LIBOR03M + 7.750%) due 04/27/2029 ~		6,000	4,804
Rising Tide Holdings, Inc. 11.365% (LIBOR01M + 8.250%) due 05/25/2029 «~		2,779	2,195
Royal Caribbean Cruises Ltd. TBD% (LIBOR03M + 1.300%) due 10/12/2022 «~µ		19,775	19,602
Sasol Ltd. 4.684% (LIBOR03M + 1.600%) due 11/23/2022 «~µ		9,812	9,774
Sequa Mezzanine Holdings LLC 9.760% (LIBOR03M + 6.750%) due 11/28/2023 ~		22,456	22,451
Sigma Bidco BV 6.320% (WIBOR06M + 3.500%) due 07/02/2025 ~	PLN	31,527	4,579
Softbank Vision Fund 5.000% due 12/21/2025 «		$34,770	34,672
Steenbok Lux Finco 2 SARL 10.000% (LIBOR06M + 10.000%) due 12/31/2022 ~	EUR	40,251	21,620
Steenbok Lux Finco 2 SARL (0.225% Cash and 7.875% PIK) 8.100% (EUR006M) due 12/29/2022 ~(c)		11,428	11,358
Steenbok Lux Finco 2 SARL (10.750% PIK) 10.750% (EUR003M) due 12/29/2022 ~(c)		82,813	50,697
Sunseeker International Ltd. 5.550% (LIBOR03M + 5.500%) due 10/31/2028 «~µ		$31,800	31,453
Syniverse Holdings, Inc. 10.553% due 05/13/2027		59,195	51,241
Team Health Holdings, Inc.
5.865% (LIBOR01M + 2.750%) due 02/06/2024 ~		26,565	24,407
8.284% due 03/02/2027		2,872	2,460
Telemar Norte Leste SA
TBD% due 02/26/2035 «		58,160	20,357
TBD% (LIBOR01Y) due 02/26/2035 «~		34,173	11,961
1.750% (LIBOR01Y + 1.750%) due 02/26/2035 «~		421	147
4.557% (LIBOR03M + 1.750%) due 02/26/2035 «~		17,008	5,953
U.S. Renal Care, Inc.
8.115% (LIBOR01M + 5.000%) due 06/26/2026 ~		46,583	33,853
8.615% (LIBOR01M + 5.500%) due 06/26/2026 ~		7,419	5,392
Veritas U.S., Inc. 8.674% (LIBOR03M + 5.000%) due 09/01/2025 ~		10,098	8,070
Viad Corp. 8.115% (LIBOR01M + 5.000%) due 07/30/2028 ~		6,237	5,946
Walgreens
5.890% due 03/01/2025 «		935	953
6.000% due 03/06/2030 «		640	703
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (c)		8,562	5,838
Windstream Services LLC 9.365% (LIBOR01M + 6.250%) due 09/21/2027 «~		6,973	6,345
WM Morrison Supermarkets PLC 5.071% (EUR002M + 4.750%) due 07/31/2028 ~	EUR	34,357	29,968

Total Loan Participations and Assignments (Cost $1,392,293)			1,243,826

CORPORATE BONDS & NOTES 33.3%
BANKING & FINANCE 8.0%
ADLER Group SA
1.875% due 01/14/2026		3,300	1,682
2.250% due 04/27/2027		4,500	2,243
2.250% due 01/14/2029		700	337
2.750% due 11/13/2026		1,500	750
3.250% due 08/05/2025		2,900	1,586
ADLER Real Estate AG
1.875% due 04/27/2023		1,000	805
3.000% due 04/27/2026		4,600	3,154
Ally Financial, Inc. 8.000% due 11/01/2031 (l)		$2	2
Armor Holdco, Inc. 8.500% due 11/15/2029 (l)		4,400	3,518

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2022 (Unaudited)

Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	33,141	26,367
2.625% due 04/28/2025		20,390	17,182
3.625% due 09/24/2024		4,664	4,165
5.375% due 01/18/2028 •		9,818	5,157
8.000% due 01/22/2030 •		6,887	3,780
8.500% due 09/10/2030 •		500	281
10.500% due 07/23/2029		21,166	12,440
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	1,300	303
Barclays PLC 7.750% due 09/15/2023 •(h)(i)		$2,410	2,232
Claveau Re Ltd. 20.497% (T-BILL 3MO + 17.250%) due 07/08/2028 ~(l)		3,400	3,302
Corestate Capital Holding SA 3.500% due 04/15/2023	EUR	5,400	1,166
Corsair International Ltd.
5.473% due 01/28/2027 •		2,300	2,113
5.823% due 01/28/2029 •		1,300	1,175
Country Garden Holdings Co. Ltd.
3.875% due 10/22/2030		$300	86
6.150% due 09/17/2025		1,000	355
Credit Suisse Group AG 7.250% due 09/12/2025 •(h)(i)(l)		200	153
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		1,321	1,302
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		66	65
Fairfax India Holdings Corp. 5.000% due 02/26/2028 (l)		12,400	11,414
Farringdon Mortgages 4.080% due 07/15/2047	GBP	5,675	3,893
FloodSmart Re Ltd.
16.830% (T-BILL 3MO + 13.000%) due 03/01/2024 ~(l)		$2,246	562
20.580% (T-BILL 3MO + 16.750%) due 03/01/2024 ~(l)		643	64
Hestia Re Ltd. 9.500% (T-BILL 1MO + 9.500%) due 04/22/2025 ~		3,520	528
Huarong Finance Co. Ltd.
3.375% due 02/24/2030		1,200	784
3.875% due 11/13/2029		800	547
4.250% due 11/07/2027		300	228
4.500% due 05/29/2029		1,200	849
4.625% due 06/03/2026		400	337
4.750% due 04/27/2027		1,100	869
4.950% due 11/07/2047		600	369
Jefferson Capital Holdings LLC 6.000% due 08/15/2026		4,680	3,924
Navient Corp. 5.625% due 01/25/2025		139	122
Piper Sandler Cos. 5.200% due 10/15/2023		2,900	2,820
Sanders Re Ltd. 11.750% (T-BILL 3MO + 11.750%) due 04/09/2029 ~		6,399	6,225
Seazen Group Ltd.
4.450% due 07/13/2025		200	74
6.150% due 04/15/2023		200	159
Sunac China Holdings Ltd. 7.000% due 07/09/2025 ^(d)		300	44
Toll Road Investors Partnership LP 0.000% due 02/15/2043 (g)		88,539	21,570
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	1,079	1,206
7.395% due 03/28/2024		1,150	1,285
Uniti Group LP
6.000% due 01/15/2030		$31,176	19,854
7.875% due 02/15/2025		40,204	39,299
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 (l)		22,311	18,239
Yosemite Re Ltd. 12.995% (T-BILL 3MO + 9.750%) due 06/06/2025 ~		3,730	3,699

			234,665

INDUSTRIALS 19.4%
Altice Financing SA 5.750% due 08/15/2029		9,526	7,312
Altice France Holding SA 10.500% due 05/15/2027		23,800	18,696
BCP Modular Services Finance PLC 6.125% due 11/30/2028	GBP	4,700	4,100
Bombardier, Inc.
7.125% due 06/15/2026 (l)		$5,600	5,144
Carnival Corp. 10.500% due 02/01/2026 (l)		700	694
Carvana Co. 10.250% due 05/01/2030 (l)		11,900	7,965

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2022 (Unaudited)

CGG SA
7.750% due 04/01/2027	EUR	16,600	13,865
8.750% due 04/01/2027		$22,793	19,173
Champion Path Holdings Ltd.
4.500% due 01/27/2026		12,177	8,415
4.850% due 01/27/2028		22,554	14,638
CommScope, Inc. 8.250% due 03/01/2027 (l)		2,058	1,703
Community Health Systems, Inc. 8.000% due 03/15/2026		5,637	4,890
Coty, Inc. 3.875% due 04/15/2026	EUR	19,410	17,232
Deluxe Corp. 8.000% due 06/01/2029		$2,439	1,984
DISH DBS Corp.
5.250% due 12/01/2026		18,948	15,559
5.750% due 12/01/2028		17,398	13,181
Dufry One BV 2.000% due 02/15/2027	EUR	1,608	1,205
Endurance International Group Holdings, Inc. 6.000% due 02/15/2029 (l)		$3,900	2,597
Exela Intermediate LLC 11.500% due 07/15/2026		10	3
Ferroglobe PLC 9.375% due 12/31/2025 (j)		3,433	3,434
Frontier Communications Holdings LLC 6.000% due 01/15/2030 (l)		3,217	2,534
Greene King Finance PLC 4.317% (BP0003M + 2.080%) due 03/15/2036 ~	GBP	200	171
Grifols Escrow Issuer SA 3.875% due 10/15/2028	EUR	4,100	2,984
iHeartCommunications, Inc. 8.375% due 05/01/2027 (l)		$574	484
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)	EUR	8,400	6,346
Intelsat Jackson Holdings SA 6.500% due 03/15/2030 (l)		$49,498	42,207
Inter Media & Communication SpA 6.750% due 02/09/2027	EUR	1,677	1,529
Market Bidco Finco PLC 4.750% due 11/04/2027		3,700	2,901
Melco Resorts Finance Ltd.
4.875% due 06/06/2025 (l)		$1,500	1,114
5.250% due 04/26/2026 (l)		1,590	1,119
5.375% due 12/04/2029		700	427
MGM China Holdings Ltd.
4.750% due 02/01/2027 (l)		200	156
5.250% due 06/18/2025		400	336
5.875% due 05/15/2026		200	162
National Collegiate Student Loan Trust 6.628% due 06/01/2045		50	44
NCL Corp. Ltd. 5.875% due 02/15/2027 (l)		5,571	4,650
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (c)		1,580	1,749
NPC Ukrenergo 6.875% due 11/09/2028 ^(d)		1,800	347
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(d)		440	10
6.000% due 05/16/2024 ^(d)		650	15
6.000% due 11/15/2026 ^(d)		430	10
Petroleos Mexicanos
2.750% due 04/21/2027	EUR	1,500	1,037
6.700% due 02/16/2032		$18,563	13,053
6.750% due 09/21/2047 (l)		13,643	7,628
Prime Healthcare Services, Inc. 7.250% due 11/01/2025 (l)		11,056	9,883
Prosus NV
2.031% due 08/03/2032	EUR	500	316
3.832% due 02/08/2051		$11,500	6,404
4.027% due 08/03/2050		1,700	950
4.027% due 08/03/2050 (l)		1,600	894
Schenck Process Holding GmbH 6.875% due 06/15/2023	EUR	4,280	4,153
Seagate HDD Cayman 4.091% due 06/01/2029 (l)		$1,000	804
Shelf Drilling North Sea Holdings Ltd. 10.250% due 10/31/2025		13,500	13,335
Studio City Co. Ltd. 7.000% due 02/15/2027 (l)		1,200	1,004
Studio City Finance Ltd. 5.000% due 01/15/2029		1,600	713
Topaz Solar Farms LLC
4.875% due 09/30/2039		2,907	2,544
5.750% due 09/30/2039		27,223	25,123

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2022 (Unaudited)

Transocean Pontus Ltd. 6.125% due 08/01/2025 (l)		77	72
Transocean, Inc.
7.500% due 01/15/2026		190	141
8.000% due 02/01/2027		254	177
U.S. Renal Care, Inc. 10.625% due 07/15/2027		60,974	28,417
Valaris Ltd. (8.250% Cash or 12.000% PIK)
8.250% due 04/30/2028 (c)		4,612	4,548
8.250% due 04/30/2028 (c)(l)		2,015	1,987
Vale SA 0.000% due 12/29/2049 «~(h)	BRL	313,730	20,764
Veritas U.S., Inc. 7.500% due 09/01/2025		$15,700	12,047
Viking Cruises Ltd. 13.000% due 05/15/2025		26,287	27,269
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029 (l)		400	312
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 (c)		110,877	100,898
Windstream Escrow LLC 7.750% due 08/15/2028		37,049	30,752
Wynn Las Vegas LLC 5.250% due 05/15/2027 (l)		940	829
Wynn Macau Ltd.
5.125% due 12/15/2029 (l)		400	261
5.500% due 01/15/2026		15,100	11,474
5.500% due 10/01/2027		8,400	5,812
5.625% due 08/26/2028		7,900	5,278

			569,964

UTILITIES 5.9%
DTEK Finance PLC (3.500% Cash and 4.000% PIK) 7.500% due 12/31/2027 (c)		14,807	3,295
Eskom Holdings SOC Ltd.
6.750% due 08/06/2023		44,618	42,402
7.125% due 02/11/2025		4,674	4,161
FEL Energy SARL 5.750% due 12/01/2040 (l)		6,028	4,138
NGD Holdings BV 6.750% due 12/31/2026		1,378	580
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^(l)		568	555
Oi SA 10.000% due 07/27/2025		54,838	16,239
Pacific Gas & Electric Co.
3.750% due 08/15/2042 (l)		26	17
4.000% due 12/01/2046		4	3
4.200% due 06/01/2041 (l)		4,400	3,031
4.250% due 03/15/2046 (l)		2,555	1,724
4.300% due 03/15/2045		1,575	1,049
4.400% due 03/01/2032 (l)		2,800	2,309
4.450% due 04/15/2042		3,732	2,641
4.500% due 07/01/2040		11,073	8,080
4.500% due 12/15/2041 (l)		368	253
4.550% due 07/01/2030 (l)		9,178	7,875
4.600% due 06/15/2043		20	14
4.750% due 02/15/2044		24,633	17,694
4.950% due 07/01/2050 (l)		14,266	10,481
5.250% due 03/01/2052 (l)		2,500	1,895
Peru LNG SRL 5.375% due 03/22/2030		34,272	27,090
Petrobras Global Finance BV 6.750% due 06/03/2050 (l)		6,305	5,147
Rio Oil Finance Trust 9.250% due 07/06/2024		2,267	2,292
Transocean Phoenix 2 Ltd. 7.750% due 10/15/2024		3,074	2,997
Transocean Poseidon Ltd. 6.875% due 02/01/2027		5,734	5,258

			171,220

Total Corporate Bonds & Notes (Cost $1,239,244)			975,849

CONVERTIBLE BONDS & NOTES 1.4%
BANKING & FINANCE 0.5%
Corestate Capital Holding SA 1.375% due 11/28/2022	EUR	3,200	737

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2022 (Unaudited)

PennyMac Corp. 5.500% due 03/15/2026 (l)		$18,075	14,867

			15,604

INDUSTRIALS 0.9%
DISH Network Corp. 3.375% due 08/15/2026 (l)		3,300	2,279
Multiplan Corp. (6.000% Cash or 7.000% PIK) 6.000% due 10/15/2027 «(c)(l)		10,600	7,902
NCL Corp. Ltd. 6.000% due 05/15/2024 (l)		4,000	4,464
Royal Caribbean Cruises Ltd. 4.250% due 06/15/2023 (l)		3,200	3,128
Transocean, Inc. 4.625% due 09/30/2029		311	264
Vnet Group, Inc. 0.000% due 02/01/2026 (g)(l)		8,800	7,590

			25,627

Total Convertible Bonds & Notes (Cost $50,665)			41,231

MUNICIPAL BONDS & NOTES 1.5%
MICHIGAN 0.2%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044		7,200	5,208

PUERTO RICO 1.3%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043		31,295	15,687
0.000% due 11/01/2051		52,717	20,421
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (g)		3,443	1,904
4.000% due 07/01/2037		1,355	1,115

			39,127

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (g)		1,200	90

Total Municipal Bonds & Notes (Cost $52,576)			44,425

U.S. GOVERNMENT AGENCIES 0.7%
Fannie Mae
0.269% due 02/25/2052 ~(a)		224,154	3,580
1.500% due 02/25/2036 (a)(l)		12,197	629
4.000% due 09/25/2051 (a)(l)		27,578	6,415
Freddie Mac
0.700% due 11/25/2055 ~(a)		63,746	4,157
2.079% due 11/25/2045 ~(a)		24,637	2,091
3.000% due 02/25/2051 (a)(l)		8,364	1,413
3.832% due 08/15/2026 •(a)(l)		1,307	49
4.500% due 12/25/2050 (a)(l)		4,286	794

Total U.S. Government Agencies (Cost $25,592)			19,128

NON-AGENCY MORTGAGE-BACKED SECURITIES 44.4%
225 Liberty Street Trust 4.803% due 02/10/2036 ~		7,616	6,520
280 Park Avenue Mortgage Trust
4.824% due 09/15/2034 •(l)		9,645	8,944
5.532% due 09/15/2034 •(l)		7,233	6,640
Adjustable Rate Mortgage Trust
3.624% due 02/25/2036 •		37	23
4.084% due 10/25/2035 •		2,192	2,065
4.104% due 11/25/2035 •		1,528	1,488
4.234% due 01/25/2035 •(l)		2,534	2,258
4.884% due 02/25/2035 ~		1,667	1,552
Alba PLC
0.000% due 12/15/2038 (g)	GBP	0	2,705
7.237% due 12/15/2038 •		3,491	3,025
Anthracite Ltd. 5.678% due 06/20/2041		$6,321	187
Ashford Hospitality Trust
5.568% due 06/15/2035 •		7,750	7,448
5.918% due 04/15/2035 ~		15,356	14,100
Atrium Hotel Portfolio Trust
5.868% due 12/15/2036 ~		34,936	31,728
6.218% due 06/15/2035 ~		12,938	12,077
Austin Fairmont Hotel Trust 5.068% due 09/15/2032 •(l)		3,500	3,297

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2022 (Unaudited)

BAMLL Commercial Mortgage Securities Trust
3.727% due 08/14/2034 ~	2,716	2,130
4.718% due 03/15/2037 •(l)	1,000	992
5.212% due 03/15/2037 •	4,600	4,340
6.568% due 09/15/2038 ~	24,605	22,670
BAMLL Re-REMIC Trust 6.014% due 06/17/2050 ~(l)	3,000	986
Banc of America Funding Trust
2.500% due 10/25/2036 •(l)	17,555	6,849
2.864% due 08/25/2047 ^~	1,524	1,329
5.415% due 02/27/2037 ~	2,730	2,334
6.000% due 07/25/2036 (l)	594	473
Banc of America Mortgage Trust
3.437% due 06/25/2034 ~	174	143
5.750% due 07/20/2032 ~	22	20
Bancorp Commercial Mortgage Trust 6.568% due 08/15/2032 ~(l)	2,817	2,797
Barclays Commercial Mortgage Securities Trust
3.811% due 02/15/2053 ~(l)	6,000	3,840
6.368% due 07/15/2037 •	22,100	20,974
Barclays Commercial Real Estate Trust
4.715% due 08/10/2033 ~	12,020	10,341
4.715% due 08/10/2033 ~(l)	3,660	3,042
BCAP LLC Trust
3.052% due 05/26/2037 ~	2,330	1,948
3.071% due 08/28/2037 ~	11,005	7,199
6.000% due 05/26/2037 ~	7,470	6,217
6.500% due 06/26/2037 ~	2,000	592
Bear Stearns Commercial Mortgage Securities Trust 5.657% due 10/12/2041 ~	43	40
Beneria Cowen & Pritzer Collateral Funding Corp.
6.456% due 06/15/2038 •(l)	4,900	4,296
7.452% due 06/15/2038 •(l)	5,500	4,743
BMO Mortgage Trust 3.378% due 02/15/2039 ~(l)	12,569	9,867
BWAY Mortgage Trust
6.668% due 09/15/2036 •(l)	7,654	7,398
7.668% due 09/15/2036 ~(l)	6,611	6,393
8.668% due 09/15/2036 ~(l)	3,000	2,886
BX Commercial Mortgage Trust 5.885% due 01/17/2039 •(l)	10,250	9,581
BX Trust
5.238% due 05/15/2035 •(l)	4,500	4,241
5.245% due 10/15/2026 •(l)	5,000	4,556
5.555% due 10/15/2036 ~(l)	3,739	3,430
5.738% due 05/15/2035 •(l)	5,345	5,003
6.093% due 07/15/2034 ~	9,655	9,525
6.305% due 10/15/2036 •(l)	2,436	2,227
7.193% due 07/15/2034 ~(l)	18,031	17,437
7.193% due 07/15/2034 •(l)	11,841	11,631
CD Mortgage Trust 5.688% due 10/15/2048	275	241
Chase Mortgage Finance Trust 3.377% due 03/25/2037 ^~	46	44
Chevy Chase Funding LLC Mortgage-Backed Certificates 3.454% due 01/25/2036 ~	3,947	2,651
Citigroup Commercial Mortgage Trust
3.635% due 05/10/2035 ~(l)	7,500	6,923
5.482% due 10/15/2049 (l)	2,317	1,552
5.618% due 12/15/2036 •(l)	4,000	3,814
5.692% due 12/10/2049 ~	855	422
6.518% due 10/15/2036 ~(l)	13,140	12,647
Citigroup Mortgage Loan Trust
3.366% due 11/25/2036 ~	489	372
3.434% due 11/25/2036 •	4,635	3,460
4.201% due 08/25/2035 ~	3,054	2,820
4.250% due 02/25/2054 (l)	13,555	11,741
6.000% due 08/25/2035	3,175	2,322
Colony Mortgage Capital Ltd.
5.539% due 11/15/2038 •(l)	4,575	4,271
6.235% due 11/15/2038 ~	10,700	9,969
COLT Mortgage Pass-Through Certificates
2.695% due 05/25/2065 ~(l)	1,156	885
3.550% due 05/25/2065 ~	2,458	2,224
4.553% due 05/25/2065 ~	1,998	1,818
Commercial Mortgage Loan Trust 6.673% due 12/10/2049 ~	2,650	453
Commercial Mortgage Trust
1.369% due 10/10/2048 ~(a)(l)	28,636	871
4.818% due 06/15/2034 •(l)	2,929	2,745
5.687% due 06/10/2044 ~(l)	2,007	1,797
8.818% due 12/15/2038 •(l)	5,260	5,059
Connecticut Avenue Securities Trust
5.381% due 10/25/2041 ~(l)	7,600	6,912
8.281% due 10/25/2041 •(l)	18,950	16,451

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2022 (Unaudited)

Countrywide Alternative Loan Trust
3.464% due 07/25/2046 ^•(l)		1,739	1,660
3.504% due 05/25/2047 ~		4,055	2,666
3.564% due 12/25/2046 ^•		324	200
3.584% due 10/25/2046 •		3	24
3.773% due 12/20/2035 ~		387	107
6.843% due 02/25/2035 ~		334	164
Countrywide Home Loan Mortgage Pass-Through Trust
3.747% due 09/20/2036 ~		103	92
3.784% due 05/25/2035 •		6,352	3,667
Credit Suisse Commercial Mortgage Trust
5.791% due 01/15/2049 ^~(d)		2,500	3,657
5.791% due 01/15/2049 ~(l)		8,570	11,002
Credit Suisse First Boston Mortgage Securities Corp.
3.130% due 12/25/2033 ~		564	501
4.981% due 07/15/2037 ~		45	41
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 7.500% due 10/25/2032		709	450
Credit Suisse Mortgage Capital Certificates
2.594% due 10/27/2036 ~(l)		14,835	10,363
3.460% due 11/27/2037 ~(l)		4,708	4,484
10.543% due 06/27/2037 ~		960	607
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.500% due 07/25/2036		489	148
Credit Suisse Mortgage Capital Trust 7.168% due 07/15/2032 •		22,329	20,202
CTDL Trust 4.750% due 05/25/2055 ~(l)		894	814
DBGS Mortgage Trust
4.334% due 04/10/2037 ~(l)		8,840	6,213
4.868% due 06/15/2033 •(l)		6,900	6,345
5.418% due 06/15/2033 •(l)		1,801	1,608
6.968% due 10/15/2036 •		6,000	5,471
DBWF Mortgage Trust 6.011% due 12/19/2030 •(l)		9,850	9,298
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 3.476% due 09/28/2036 ~		3,814	3,025
DOLP Trust 3.704% due 05/10/2041 ~(l)		14,100	9,304
DROP Mortgage Trust 5.570% due 10/15/2043 •		5,806	5,361
Dssv SARL 3.000% (EUR003M + 3.000%) due 10/15/2024 «~	EUR	27,278	26,603
Eurosail PLC
1.774% due 03/13/2045 ~		250	200
2.526% due 06/13/2045 •	GBP	1,792	1,752
3.576% due 06/13/2045 •		5,421	4,567
5.726% (BP0003M + 3.500%) due 06/13/2045 ~		1,704	1,695
6.226% due 06/13/2045 ~		1,781	1,715
Extended Stay America Trust 6.518% due 07/15/2038 ~		$21,890	20,766
FIAC 0.000% due 06/25/2039 «	GBP	1,000	0
Finsbury Square PLC 7.623% due 06/16/2070 •		1,000	1,113
Fontainebleau Miami Beach Trust 4.095% due 12/10/2036 ~(l)		$12,500	11,256
Freddie Mac
5.631% due 09/25/2041 •		3,100	2,670
6.031% due 02/25/2042 ~(l)		11,700	10,733
7.031% due 02/25/2042 ~		3,700	3,337
7.781% due 01/25/2034 •(l)		14,300	10,631
8.531% due 09/25/2041 ~		3,700	2,929
9.781% due 10/25/2041 ~(l)		12,000	10,649
10.781% due 02/25/2042 •		1,600	1,422
Fremont Home Loan Trust 5.184% due 01/25/2034 •		1,883	1,531
GC Pastor Hipotecario FTA 1.236% due 06/21/2046 •	EUR	4,442	3,961
GCT Commercial Mortgage Trust 6.168% due 02/15/2038 •(l)		$12,000	11,129
GMAC Commercial Mortgage Asset Corp. 5.550% due 08/10/2038		1,324	1,204
Great Hall Mortgages PLC 0.000% due 06/25/2039 «	GBP	1,000	13,809
GS Mortgage Securities Corp. Trust
4.744% due 10/10/2032 ~(l)		$5,820	5,616
6.068% due 12/15/2036 ~		6,440	6,076
GS Mortgage Securities Trust 3.932% due 10/10/2035 ~(l)		3,000	2,551
GS Mortgage-Backed Securities Corp. Trust
0.000% due 12/25/2060 ~		119	116
0.000% due 12/25/2060 ~(a)		111,551	3,793
0.165% due 12/25/2060 ~(a)		98,000	646
3.607% due 12/25/2060 ~(l)		20,531	14,017

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2022 (Unaudited)

GS Mortgage-Backed Securities Trust
0.000% due 07/25/2059 (b)(g)		34	34
0.000% due 07/25/2059 ~(a)		92,531	842
3.825% due 07/25/2059 ~(l)		6,871	4,448
GSMSC Resecuritization Trust 3.112% due 09/26/2037 ~(l)		38,996	16,193
HarborView Mortgage Loan Trust
3.233% due 12/19/2036 ^~		2,813	2,610
3.653% due 03/19/2035 •		1,755	1,246
Harbour PLC 3.775% due 01/28/2054 •	GBP	4,300	4,512
Hilton Orlando Trust
5.618% due 12/15/2034 ~		$23,000	21,736
6.618% due 12/15/2034 •(l)		2,207	2,085
Hilton USA Trust 6.155% due 11/05/2035 (l)		3,000	2,833
HPLY Trust
5.968% due 11/15/2036 •		13,688	13,039
6.718% due 11/15/2036 ~(l)		3,982	3,723
HSI Asset Loan Obligation Trust 6.500% due 06/25/2037 (l)		6,890	3,151
Jackson Park Trust 3.350% due 10/14/2039 ~		22,447	15,414
JP Morgan Chase Commercial Mortgage Securities Trust
3.500% due 07/15/2047 ~(l)		1,846	1,163
3.500% due 07/15/2047 ~		6,952	817
3.881% due 01/05/2031 ~(l)		3,400	3,332
5.068% due 12/15/2036 •(l)		3,240	2,711
5.968% due 02/15/2035 •(l)		24,000	22,621
6.014% due 06/15/2049 ~(l)		14,975	3,890
6.333% due 11/15/2038 ~(l)		15,000	14,009
6.668% due 03/15/2036 ~(l)		5,000	4,743
6.968% due 02/15/2035 ~(l)		5,000	4,626
7.083% due 11/15/2038 •(l)		2,756	2,519
9.208% due 11/15/2038 •(l)		21,526	20,104
JP Morgan Mortgage Trust 2.741% due 06/25/2036 ^~		8	6
JP Morgan Resecuritization Trust 0.000% due 05/26/2036 ~(a)		7,817	1,712
KeyCorp Student Loan Trust
0.000% due 01/01/2050 «		100	21,782
1.000% due 01/01/2050 «		300	29,110
KREST Commercial Mortgage Securities Trust 3.024% due 11/05/2044 ~		22,339	13,813
Ludgate Funding PLC 0.000% due 12/01/2060 «~	GBP	750,000	2,842
LUXE Commercial Mortgage Trust 6.068% due 10/15/2038 •(l)		$26,640	24,679
Mansard Mortgages PLC 5.265% due 10/15/2048 •	GBP	2,561	2,735
MASTR Adjustable Rate Mortgages Trust 2.938% due 04/25/2035 ~		$829	555
Merrill Lynch Mortgage Investors Trust 3.819% due 07/25/2029 •		576	501
MFA Trust
3.071% due 08/25/2049 ~(l)		1,185	1,153
4.978% due 08/25/2049 ~(l)		6,143	6,020
MFT Trust 3.593% due 02/10/2042 ~(l)		4,500	3,412
Morgan Stanley Capital Trust
4.318% due 05/15/2036 ~(l)		4,500	4,301
5.368% due 07/15/2035 •(l)		7,400	7,197
5.485% due 11/14/2042 ~(l)		7,500	3,900
5.968% due 11/15/2034 •		21,060	19,908
7.168% due 11/15/2034 ~		6,258	5,774
Morgan Stanley Mortgage Capital Holdings Trust 3.865% due 09/13/2039 ~		8,006	6,187
Morgan Stanley Re-REMIC Trust 3.222% due 06/26/2046 ~		8,221	6,907
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060		54	50
Mortgage Funding PLC 5.925% due 03/13/2046 ~	GBP	1,700	1,789
MRCD Mortgage Trust
2.718% due 12/15/2036 (l)		$11,000	9,292
4.250% due 12/15/2036 ~(l)		5,500	4,429
4.250% due 12/15/2036 (l)		12,000	10,281
Natixis Commercial Mortgage Securities Trust
3.917% due 11/15/2032 ~(l)		8,033	7,597
4.193% due 04/10/2037 ~		7,000	5,733
5.068% due 11/15/2034 ~(l)		5,000	4,735
5.632% due 02/15/2033 •(l)		5,000	4,970
5.818% due 11/15/2034 ~(l)		1,826	1,729
6.790% due 03/15/2035 •(l)		4,950	4,772
6.818% due 11/15/2034 •(l)		792	751
8.038% due 03/15/2035 ~(l)		9,950	9,529

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2022 (Unaudited)

New York Mortgage Trust 3.558% due 08/25/2061 þ		4,450	3,982
Nomura Resecuritization Trust
2.908% due 10/26/2036 •		9,693	7,774
3.872% due 07/26/2035 ~		266	224
RBSSP Resecuritization Trust 3.144% due 10/26/2037 ~		2,428	903
Residential Accredit Loans, Inc. Trust 6.000% due 01/25/2037 ^		149	120
Residential Asset Securitization Trust 5.750% due 03/25/2037 ^		1,784	616
Residential Mortgage Securities PLC 6.445% due 06/20/2070 ~	GBP	4,150	4,562
Seasoned Credit Risk Transfer Trust
3.780% due 05/25/2057 ~		$18,084	6,908
4.250% due 11/25/2059 ~		6,300	5,403
4.605% due 11/25/2059 ~		10,250	3,941
5.000% due 04/25/2062 ~		6,500	5,148
Sequoia Mortgage Trust
3.658% due 10/20/2035 ~		16	14
3.938% due 10/20/2035 ~		237	194
3.968% due 07/20/2033 ~		64	58
4.448% due 12/20/2032 •		193	150
SFO Commercial Mortgage Trust 5.718% due 05/15/2038 •(l)		10,000	9,295
Starwood Mortgage Residential Trust 3.935% due 11/25/2066 ~		800	517
Starwood Mortgage Trust
5.818% due 04/15/2034 ~(l)		9,724	9,025
6.818% due 04/15/2034 •(l)		6,612	6,319
Stratton Mortgage Funding PLC
4.688% due 07/20/2060 ~	GBP	1,000	1,097
5.101% due 03/12/2052 •		3,000	3,259
5.188% due 07/20/2060 •		2,000	2,179
Structured Adjustable Rate Mortgage Loan Trust
3.614% due 12/25/2034 •		$2,045	1,550
3.734% due 10/25/2035 ~(l)		5,181	4,916
Structured Asset Mortgage Investments Trust 3.504% due 09/25/2047 ^•		2,099	2,296
TBW Mortgage-Backed Trust 6.830% due 09/25/2036 þ		5,000	2,181
TDA Mixto Fondo de Titulizacion de Activos
0.000% due 12/28/2050 •	EUR	10,003	7,788
0.412% due 10/28/2050 •		27,838	14,812
Tharaldson Hotel Portfolio Trust
6.123% due 11/11/2034 •		$10,957	10,307
6.895% due 11/11/2034 ~(l)		4,571	4,300
TTAN 5.218% due 03/15/2038 •(l)		7,078	6,639
Verus Securitization Trust 5.425% due 07/25/2067 ~(l)		8,341	7,260
Waikiki Beach Hotel Trust 5.498% due 12/15/2033 ~(l)		15,000	13,833
WaMu Mortgage Pass-Through Certificates Trust
1.874% due 05/25/2047 •		1,907	1,039
2.152% due 08/25/2046 •		7,954	6,374
3.311% due 05/25/2035 ~		454	330
3.984% due 04/25/2045 ~(l)		11,708	8,692
4.089% due 07/25/2045 •(l)		7,283	5,246
Wells Fargo Commercial Mortgage Trust
0.491% due 12/15/2039 ~(a)(l)		355,000	5,013
3.569% due 12/15/2039 ~(l)		7,935	4,795
3.989% due 09/15/2031 ~(l)		11,000	9,094
5.092% due 12/15/2039 ~(l)		11,535	10,047
Wells Fargo Mortgage-Backed Securities Trust 4.077% due 08/25/2035 ~		1,121	800
Worldwide Plaza Trust
3.715% due 11/10/2036 ~		10,000	7,560
3.715% due 11/10/2036 ~(l)		2,465	1,771

Total Non-Agency Mortgage-Backed Securities (Cost $1,422,472)			1,301,835

ASSET-BACKED SECURITIES 31.8%
510 Loan Acquisition Trust 5.107% due 09/25/2060 þ(l)		6,444	6,155
Acacia CDO Ltd. 3.713% due 11/08/2039 •(l)		28,069	9,279
Accredited Mortgage Loan Trust
3.374% due 02/25/2037 •(l)		5,235	3,942
6.000% due 10/25/2034 þ		1,863	1,454
ACE Securities Corp. Home Equity Loan Trust
3.504% due 04/25/2036 •(l)		7,698	5,680
3.729% due 12/25/2035 ~		2,933	2,671
4.044% due 08/25/2035 ~		3,550	2,531
4.359% due 02/25/2035 •(l)		14,223	11,432

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2022 (Unaudited)

Aegis Asset-Backed Securities Trust 4.784% due 03/25/2035 •		3,100	682
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 6.234% due 09/25/2034 •		638	621
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ		8,855	7,121
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.844% due 02/25/2036 •		199	160
3.879% due 10/25/2035 •		37,247	28,543
Asset-Backed Funding Certificates Trust 4.134% due 03/25/2035 ~(l)		5,505	4,212
Avoca CLO DAC 0.000% due 04/15/2034 ~	EUR	2,250	1,106
Ballyrock CLO Ltd. 0.000% due 04/20/2031 «~		$29,803	8,759
Banco Bilbao Vizcaya Argentaria 1.750% due 03/22/2046 •	EUR	628	375
Bear Stearns Asset-Backed Securities Trust
3.284% due 08/25/2035 •(l)		$7,933	7,848
4.059% due 08/25/2036 ~(l)		3,915	3,408
Belle Haven ABS CDO Ltd. 2.543% due 07/05/2046 ~		96,561	389
Bombardier Capital Mortgage Securitization Corp. 7.850% due 12/15/2029 ~		4,066	701
California Republic Auto Receivables Trust 0.000% due 04/15/2025 «(g)		6,994	7,764
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		2,900	1,090
Carvana Auto Receivables Trust
0.000% due 09/12/2028 «(g)		12	3,643
2.990% due 09/11/2028		743	743
CDC Mortgage Capital Trust 5.634% due 06/25/2034 ~(l)		659	610
Cedar Funding CLO Ltd. 0.000% due 04/20/2031 ~		12,000	5,841
Citigroup Mortgage Loan Trust
4.434% due 11/25/2045 •		2,756	2,021
Conseco Finance Securitizations Corp.
7.150% due 05/01/2033 ~		1,835	1,629
8.260% due 12/01/2030 ~		15,436	4,540
8.850% due 12/01/2030 ~		19,044	4,377
Consumer Loan Underlying Bond Certificate Issuer Trust
21.716% due 08/15/2044 «~		837	794
21.903% due 12/15/2043 «~		278	256
22.729% due 10/17/2044 ~		755	744
22.737% due 10/15/2043 «~		203	176
23.107% due 05/16/2044 ~		353	330
23.255% due 02/15/2045 ~		2,000	1,955
23.818% due 01/16/2045 ~		2,181	2,176
24.350% due 12/15/2044 ~		1,213	1,193
24.373% due 07/15/2044 ~		900	868
24.566% due 12/15/2044 ~		1,184	1,175
24.629% due 04/17/2045 ~		2,123	2,106
25.082% due 03/15/2045 ~		1,847	1,826
25.292% due 02/15/2045 ~		2,252	2,202
25.338% due 06/15/2044 ~		645	609
25.897% due 11/17/2044 ~		939	918
26.571% due 03/15/2045 ~		1,602	1,603
Coronado CDO Ltd.
4.658% due 09/04/2038 •(l)		1,776	855
6.000% due 09/04/2038 (l)		254	139
Countrywide Asset-Backed Certificates Trust
3.334% due 06/25/2047 •(l)		26,727	20,116
3.384% due 06/25/2047 •(l)		26,400	17,632
3.564% due 02/25/2037 ^•		2,700	2,367
3.714% due 06/25/2036 ~(l)		3,976	3,692
3.744% due 06/25/2036 ~(l)		2,116	2,115
3.819% due 04/25/2036 ~(l)		2,000	1,648
4.044% due 02/25/2036 •		2,390	1,635
4.344% due 01/25/2036 ~		3,472	3,126
4.584% due 10/25/2047 •(l)		9,916	7,816
4.959% due 10/25/2035 •(l)		12,296	9,330
5.184% due 08/25/2035 •(l)		3,479	2,936
Credit Suisse First Boston Mortgage Securities Corp. 5.850% due 05/25/2035 þ		978	628
Credit-Based Asset Servicing & Securitization CBO Corp. 3.408% due 09/06/2041 ~		21,287	332
Credit-Based Asset Servicing & Securitization CBO Ltd.
1.418% due 03/17/2040 •		51,642	1,118
3.595% due 03/13/2047 •		54,782	2,467
5.538% due 03/13/2047		31,297	5,512
Credit-Based Asset Servicing & Securitization LLC
5.783% due 12/25/2036 þ		1,800	1,687
6.767% due 05/25/2035 þ		1,648	1,103
Delta Funding Home Equity Loan Trust 8.100% due 01/15/2030 þ		1,824	1,141

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2022 (Unaudited)

Deutsche Mortgage & Asset Receiving Corp. Re-securitization Trust 0.000% due 12/26/2035 (g)		1,634	928
Diamond Infrastructure Funding LLC 3.475% due 04/15/2049		4,000	3,293
Eaton Vance CLO Ltd. 0.000% due 01/15/2034 ~		14,000	9,265
ECAF Ltd. 3.473% due 06/15/2040		4,119	2,595
Encore Credit Receivables Trust 4.059% due 11/25/2035 ~(l)		13,422	10,278
Exeter Automobile Receivables Trust
0.000% due 05/15/2031 «(g)		7	2,792
0.000% due 08/15/2031 «(g)		16	9,260
0.000% due 09/15/2032 «(g)		21	22,159
0.000% due 12/15/2033 «(g)		17	10,574
Flagship Credit Auto Trust
0.000% due 05/15/2025 «(g)		20	1,132
0.000% due 12/15/2025 «(g)		33	2,740
0.000% due 12/15/2027 «(g)		20	2,362
0.000% due 12/15/2028 «(g)		8	2,043
FREED ABS Trust 0.000% due 09/20/2027 «(g)		5	868
Fremont Home Loan Trust 3.564% due 02/25/2036 •(l)		10,473	7,237
Glacier Funding CDO Ltd. 1.295% due 11/12/2042 •(l)		33,250	6,396
Greenpoint Manufactured Housing 9.230% due 12/15/2029 ~		135	117
GSAMP Trust
3.504% due 05/25/2046 •(l)		26,644	21,052
3.534% due 06/25/2036 •(l)		7,332	5,847
3.744% due 12/25/2035 ~(l)		7,164	5,148
3.759% due 12/25/2035 •(l)		19,974	16,377
3.864% due 09/25/2035 ~(l)		4,134	3,358
4.434% due 07/25/2045 •		1,277	1,079
4.809% due 08/25/2034 ~		705	681
4.959% due 03/25/2034 ^~(l)		2,927	2,568
5.709% due 12/25/2034 •		9,452	7,301
Harvest CLO DAC 0.000% due 05/22/2029 ~	EUR	2,000	750
Home Equity Asset Trust 3.564% due 08/25/2036 ~		$30,147	27,725
Hout Bay Corp.
1.370% due 07/05/2041 ~		13,474	2,279
1.570% due 07/05/2041 •		8,111	985
1.700% due 07/05/2041 ~		3,290	3
HSI Asset Securitization Corp. Trust
3.224% due 12/25/2036 •		9,254	8,187
3.894% due 01/25/2036 •(l)		17,675	13,019
Huntington CDO Ltd. 3.502% due 11/05/2040 ~		10,000	2,868
Ischus CDO Ltd. 3.206% due 01/05/2040 ~(l)		3,118	2,626
JP Morgan Mortgage Acquisition Trust 4.628% due 11/25/2036 þ		2,281	2,550
KeyCorp Student Loan Trust 1.000% due 01/01/2050 «		200	26,082
Knollwood CDO Ltd. 2.841% due 01/10/2039 •		8,226	3,664
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042		6,917	5,430
Lakeside CDO Ltd.
2.835% due 01/03/2040 ~(l)		14,863	5,164
2.835% due 01/04/2040 •(l)		19,887	6,910
LendingPoint Pass-Through Trust
0.000% due 03/15/2028 «(g)		2,300	1,335
0.000% due 04/15/2028 «(g)		2,900	2,068
LNR CDO Ltd. 3.393% due 02/28/2043 •		2,135	28
Long Beach Mortgage Loan Trust
3.464% due 02/25/2036 •		499	431
4.209% due 06/25/2035 •(l)		15,024	12,921
4.334% due 04/25/2035 •(l)		4,351	3,597
Man GLG Euro CLO DAC 0.000% due 10/15/2030 ~	EUR	1,762	642
Margate Funding Ltd. 0.852% due 12/04/2044 •		$37,095	13,050
Marlette Funding Trust
0.000% due 07/17/2028 «(g)		10	469
0.000% due 04/16/2029 «(g)		17	1,009
0.000% due 07/16/2029 «(g)		4	339
0.000% due 03/15/2030 «(g)		11	651
MASTR Asset-Backed Securities Trust
3.699% due 01/25/2036 ~(l)		8,960	8,403
8.934% due 12/25/2032 ~		440	275

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2022 (Unaudited)

Mercury CDO Ltd. 3.725% due 12/08/2040 •(l)	6,435	4,479
Merrill Lynch Mortgage Investors Trust 3.954% due 05/25/2036 •(l)	4,464	3,561
MKP CBO Ltd.
2.723% due 07/12/2040 •	3,065	3,049
2.923% due 07/12/2040 •(l)	44,000	9,096
Morgan Stanley ABS Capital, Inc. Trust
3.154% due 10/25/2036 •	221	123
3.789% due 11/25/2035 •(l)	5,821	4,874
8.709% due 09/25/2033 ~(l)	1,543	1,465
Morgan Stanley Capital, Inc. Trust 3.639% due 01/25/2036 •(l)	8,698	6,393
Morgan Stanley Home Equity Loan Trust 4.149% due 05/25/2035 •(l)	5,581	4,682
N-Star REL CDO Ltd. 2.984% due 02/01/2041 •	1,285	1,285
National Collegiate Commutation Trust 3.748% due 06/01/2045	22,875	3,823
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
3.699% due 11/25/2035 ~(l)	11,324	7,446
4.164% due 09/25/2035 •	3,000	2,455
NovaStar Mortgage Funding Trust 3.969% due 01/25/2036 •(l)	4,243	3,699
Option One Mortgage Loan Trust Asset-Backed Certificates 3.984% due 11/25/2035 •(l)	5,823	4,603
Orient Point CDO Ltd. 2.563% due 10/03/2045 •	110,422	38,167
Palisades CDO Ltd.
3.709% due 07/22/2039 •(l)	21,400	9,944
5.650% due 07/22/2039 (l)	2,000	943
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.554% due 01/25/2035 ^~	1,730	1,559
5.034% due 02/25/2035 •(l)	6,028	4,623
5.184% due 12/25/2034 •(l)	16,876	13,194
PRET LLC 3.844% due 07/25/2051 þ	1,000	904
Putnam Structured Product Funding Ltd. 1.584% due 10/15/2038 •(l)	3,012	2,067
Residential Asset Mortgage Products Trust 3.624% due 03/25/2036 •(l)	15,680	12,462
Rockford Tower CLO Ltd. 0.000% due 01/20/2032 «~	8,300	7,492
RR 7 Ltd. 0.000% due 01/15/2120 ~	5,000	2,679
Saxon Asset Securities Trust 3.884% due 09/25/2047 •(l)	21,892	15,735
Securitized Asset-Backed Receivables LLC Trust
4.059% due 12/25/2034 •	905	806
4.059% due 04/25/2035 •(l)	1,529	1,223
SG Mortgage Securities Trust 3.444% due 02/25/2036 •	4,697	2,775
Sierra Madre Funding Ltd.
3.023% due 09/07/2039 ~	10,912	7,839
3.283% due 09/07/2039 •	16,000	4,175
3.523% due 09/07/2039 •	10,400	2,698
SMB Private Education Loan Trust
0.000% due 09/15/2045 «(g)	15	1,508
0.000% due 09/18/2046 «(g)	10	3,950
0.000% due 10/15/2048 «(g)	15	6,271
0.000% due 09/15/2054 «(g)	27,662	38,355
0.000% due 02/16/2055 «(g)	8	15,087
5.950% due 02/16/2055 (l)	7,395	6,926
Sofi Professional Loan Program LLC 0.000% due 07/25/2040 «(g)	29	373
SoFi Professional Loan Program LLC 0.000% due 09/25/2040 «(g)	4,400	675
Solstice ABS CBO Ltd. 3.444% due 03/15/2039 •	8,662	3,966
Soundview Home Loan Trust
3.459% due 10/25/2036 •(l)	25,365	21,882
3.549% due 06/25/2036 ^~(l)	10,025	8,478
South Coast Funding Ltd.
3.913% due 08/06/2039 ~(l)	23,399	8,760
6.113% due 08/06/2039 ~	33,114	3
Start Ltd. 4.089% due 03/15/2044	2,294	2,036
Structured Asset Investment Loan Trust
3.334% due 06/25/2036 •(l)	40,000	15,477
3.834% due 10/25/2035 ~(l)	9,430	7,712
4.059% due 06/25/2035 •(l)	13,359	10,587
Structured Asset Securities Corp. 4.284% due 02/25/2035 •	414	386
Structured Asset Securities Corp. Mortgage Loan Trust
3.284% due 06/25/2037 •(l)	3,001	2,038
3.314% due 02/25/2037 ~(l)	10,302	10,055

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2022 (Unaudited)

3.324% due 01/25/2037 ~(l)		7,771	5,403
Summer Street Ltd. 3.408% due 12/06/2045 ~		33,246	7,332
Terwin Mortgage Trust
3.624% due 07/25/2037 •(l)		10,898	8,426
3.858% due 07/25/2036 þ		455	290
Wells Fargo Home Equity Asset-Backed Securities Trust 5.634% due 11/25/2035 ~		250	238

Total Asset-Backed Securities (Cost $1,099,445)			933,095

SOVEREIGN ISSUES 1.2%
Argentina Government International Bond
0.500% due 07/09/2030 þ		1,230	222
1.000% due 07/09/2029 (l)		949	185
1.400% due 03/25/2023	ARS	315,077	1,157
1.500% due 07/09/2035 þ(l)		$12,870	2,368
1.500% due 07/09/2035 þ		1,209	227
3.500% due 07/09/2041 þ(l)		24,633	5,308
3.875% due 01/09/2038 þ(l)		30,184	7,145
15.500% due 10/17/2026	ARS	47,041	39
16.000% due 10/17/2023		868	2
47.331% (BADLARPP) due 10/04/2022 ~		3,184	2
Autonomous City of Buenos Aires 72.040% (BADLARPP + 3.250%) due 03/29/2024 ~		328,937	1,191
Ghana Government International Bond
6.375% due 02/11/2027		$1,100	444
7.875% due 02/11/2035		1,100	413
8.750% due 03/11/2061		400	149
Nigeria Government International Bond 8.250% due 09/28/2051 (l)		4,200	2,377
Peru Government International Bond
5.350% due 08/12/2040	PEN	548	95
5.940% due 02/12/2029		768	169
6.150% due 08/12/2032		2,218	464
Provincia de Buenos Aires 62.098% due 04/12/2025	ARS	119,248	397
Romania Government International Bond
2.625% due 12/02/2040	EUR	6,700	3,371
2.750% due 04/14/2041		5,200	2,619
Russia Government International Bond
5.100% due 03/28/2035 ^(d)		$800	347
5.625% due 04/04/2042 ^(d)		6,200	3,410
State Agency of Roads of Ukraine 6.250% due 06/24/2030		1,200	220
Ukraine Government International Bond
4.375% due 01/27/2032 ^(d)	EUR	3,304	620
6.876% due 05/21/2031 ^(d)		$5,000	937
Venezuela Government International Bond
8.250% due 10/13/2024 ^(d)		650	49
9.250% due 09/15/2027 ^(d)		65	5

Total Sovereign Issues (Cost $75,382)			33,932

		SHARES
COMMON STOCKS 3.6%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (e)		725,704	994
iHeartMedia, Inc. 'A' (e)		171,118	1,255
iHeartMedia, Inc. 'B' «(e)		132,822	876

			3,125

CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment, Inc. (e)		1	0

ENERGY 0.0%
Noble Corp. PLC (e)		43,099	1,275

FINANCIALS 0.7%
Credit Suisse Group AG		115,607	466
Intelsat SA «(e)(j)		668,760	18,725

			19,191

INDUSTRIALS 2.5%
Mcdermott International Ltd. (e)		57,729	26
NAC Aviation Restricted «(e)(j)		531,558	11,163
Neiman Marcus Group Ltd. LLC «(e)(j)		178,186	32,258
Syniverse Holdings, Inc. «(e)(j)		31,168,794	29,794

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2022 (Unaudited)

Voyager Aviation Holdings LLC «(e)	2,201	0
Westmoreland Mining Holdings «(e)(j)	63,729	350

		73,591

REAL ESTATE 0.0%
Stearns Holding LLC 'B' «(e)	284,008	0

UTILITIES 0.3%
TexGen Power LLC «	273,307	7,653

Total Common Stocks (Cost $114,750)		104,835

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «(e)	70,515	300

Total Rights (Cost $0)		300

WARRANTS 0.7%
FINANCIALS 0.0%
Guranteed Rate, Inc. - Exp. 12/31/2060 «	1,361	0
Intelsat Emergence SA - Exp. 02/17/2027 «	1,401	5
Intelsat Jackson Holdings SA-Exp. 12/05/2025 «	69,990	350

		355

INFORMATION TECHNOLOGY 0.7%
Windstream Holdings LLC - Exp. 9/21/2055 «	1,366,195	21,681

Total Warrants (Cost $23,506)		22,036

PREFERRED SECURITIES 2.7%
BANKING & FINANCE 2.1%
Nationwide Building Society 10.250% ~	150,761	19,728
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(h)	44,100,000	39,765

		59,493

INDUSTRIALS 0.2%
General Electric Co. 6.623% (US0003M + 3.330%) due 12/15/2022 ~(h)	299,000	281
Sequa Corp. (15.000% PIK) 15.000% «(c)	1,363	1,826
Voyager Aviation Holdings LLC 9.500% «	13,205	4,135

		6,242

UTILITIES 0.4%
AT&T Mobility LLC 7.000% due 01/20/2023 «(h)(j)	484,024	12,319

Total Preferred Securities (Cost $110,838)		78,054

REAL ESTATE INVESTMENT TRUSTS 0.1%
REAL ESTATE 0.1%
CBL & Associates Properties, Inc.	24,558	629
Uniti Group, Inc.	544,155	3,782

Total Real Estate Investment Trusts (Cost $3,786)		4,411

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.1%
REPURCHASE AGREEMENTS (k) 6.5%		190,400

U.S. TREASURY BILLS 0.6%
2.538% due 10/06/2022 - 12/01/2022 (f)(g)(l)(o)	$18,786	18,745

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2022 (Unaudited)

Total Short-Term Instruments (Cost $209,146)	209,145

Total Investments in Securities (Cost $5,819,695)	5,012,102

Total Investments 170.9% (Cost $5,819,695)	$5,012,102
Financial Derivative Instruments (m)(n) 0.7%(Cost or Premiums, net $10,585)	20,243
Other Assets and Liabilities, net (71.6)%	(2,099,848)

Net Assets 100.0%	$2,932,497

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2022 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC 7.000% - 01/20/2023	09/24/2020	$13,092	$12,319	0.42%
Ferroglobe PLC 9.375% due 12/31/2025	10/04/2021 - 12/09/2021	3,542	3,434	0.12
Intelsat SA	06/19/2017 - 02/23/2022	42,757	18,725	0.64
Merrill Lynch Mortgage Investors Trust 0.000% due 06/01/2023	10/02/2018 - 11/14/2019	6,395	6,303	0.21
NAC Aviation Restricted	06/01/2022 - 07/27/2022	12,462	11,163	0.38
Neiman Marcus Group Ltd. LLC	09/25/2020	5,828	32,258	1.10
Preylock Reitman Santa Cruz Mezz LLC 8.318% due 11/09/2022	04/09/2018	8,097	7,863	0.27
Project Anfora Senior 2.750% due 10/01/2026	09/30/2019	39,108	34,520	1.18
Project Omni Senior 3.212% due 09/03/2026	09/26/2019	16,305	14,679	0.50
Syniverse Holdings, Inc.	05/12/2022	30,546	29,794	1.02
Westmoreland Mining Holdings	04/09/2018 - 08/31/2018	726	350	0.01

$178,858	$171,408	5.85%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.930%	09/30/2022	10/03/2022	$190,400	U.S. Treasury Bonds 1.875% - 4.500% due 08/15/2039 - 02/15/2041	$(194,208)	$190,400	$190,446

Total Repurchase Agreements	$(194,208)	$190,400	$190,446

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BNY	3.070%	07/08/2022	10/07/2022	$(54,503)	$(54,908)
3.662	08/16/2022	11/16/2022	(12,668)	(12,730)
3.950	08/05/2022	02/03/2023	(23,714)	(23,868)
4.196	08/26/2022	02/28/2023	(20,670)	(20,762)
BOS	3.760	09/12/2022	01/10/2023	(15,323)	(15,356)
3.930	07/28/2022	10/28/2022	(5,768)	(5,795)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2022 (Unaudited)

	3.980	09/16/2022	01/06/2023		(4,661)	(4,668)
BPG	4.710	10/06/2022	04/06/2023		(8,310)	(8,310)
BPS	(4.250)	09/14/2022	TBD(3)	EUR	(1,089)	(1,065)
	0.400	09/23/2022	10/03/2022	EUR	(3,515)	(3,445)
	0.450	08/17/2022	11/15/2022		(322)	(316)
	0.520	07/28/2022	10/28/2022		(1,598)	(1,567)
	0.750	08/25/2022	11/24/2022		(5,551)	(5,444)
	0.900	09/14/2022	TBD(3)		(4,388)	(4,303)
	0.950	09/14/2022	TBD(3)		(4,284)	(4,201)
	1.650	04/12/2022	10/14/2022		$(9,209)	(9,283)
	1.650	04/29/2022	10/14/2022		(273)	(275)
	1.690	04/18/2022	10/17/2022		(19,934)	(20,091)
	1.900	04/29/2022	10/31/2022		(2,320)	(2,340)
	1.900	07/07/2022	10/31/2022		(837)	(841)
	1.940	04/01/2022	10/03/2022		(1,669)	(1,686)
	1.950	04/28/2022	10/28/2022		(13,590)	(13,706)
	1.950	06/30/2022	10/28/2022		(1,676)	(1,685)
	1.950	07/19/2022	10/28/2022		(832)	(835)
	1.990	04/27/2022	10/27/2022		(12,815)	(12,928)
	1.990	07/07/2022	10/27/2022		(1,225)	(1,231)
	1.990	07/13/2022	10/27/2022		(6,522)	(6,552)
	2.040	04/29/2022	10/31/2022		(1,619)	(1,633)
	2.040	09/28/2022	10/31/2022		(1,075)	(1,075)
	2.450	06/09/2022	12/09/2022		(1,780)	(1,794)
	2.720	07/01/2022	10/03/2022		(7,474)	(7,527)
	2.820	07/07/2022	10/06/2022		(7,483)	(7,535)
	3.060	08/09/2022	11/10/2022		(3,794)	(3,812)
	3.110	07/07/2022	10/11/2022		(31,166)	(31,403)
	3.200	09/27/2022	10/27/2022		(1,912)	(1,913)
	3.388	08/08/2022	11/10/2022		(988)	(994)
	3.480	09/16/2022	10/17/2022		(2,095)	(2,099)
	3.525	08/09/2022	10/11/2022		(29,318)	(29,475)
	3.550	08/02/2022	02/02/2023		(13,001)	(13,081)
	3.580	09/19/2022	10/19/2022		(10,297)	(10,312)
	3.590	08/12/2022	02/13/2023		(881)	(886)
	3.638	08/08/2022	11/10/2022		(9,032)	(9,084)
	3.640	08/12/2022	02/13/2023		(7,472)	(7,511)
	3.760	08/12/2022	02/13/2023		(58,207)	(58,523)
	3.760	09/13/2022	02/13/2023		(5,326)	(5,337)
	3.810	08/31/2022	03/01/2023		(1,954)	(1,961)
	3.935	09/01/2022	03/01/2023		(8,512)	(8,542)
	4.080	10/03/2022	02/03/2023		(1,507)	(1,507)
	4.184	08/23/2022	02/24/2023		(49,397)	(49,632)
	4.210	09/14/2022	03/14/2023		(3,093)	(3,100)
	4.600	09/30/2022	03/23/2023		(747)	(747)
	4.600	09/22/2022	03/23/2023		(22,817)	(22,850)
	4.620	09/23/2022	03/23/2023		(9,715)	(9,728)
	4.710	10/03/2022	04/03/2023		(6,891)	(6,891)
BRC	(1.000)	09/23/2022	TBD(3)		(7,991)	(7,989)
	(0.250)	09/20/2022	TBD(3)	EUR	(1,297)	(1,272)
	0.650	09/21/2022	TBD(3)		(305)	(299)
	0.910	09/20/2022	TBD(3)		(5,486)	(5,378)
	3.020	07/05/2022	10/05/2022		$(37,922)	(38,209)
	3.057	07/07/2022	10/14/2022		(48,383)	(48,745)
	3.060	07/06/2022	10/13/2022		(13,474)	(13,576)
	3.180	07/12/2022	10/12/2022		(13,164)	(13,261)
	3.250	07/14/2022	10/14/2022		(7,995)	(8,053)
	3.380	09/16/2022	10/18/2022		(4,948)	(4,956)
	3.390	08/16/2022	10/17/2022		(49,125)	(49,347)
	3.400	08/17/2022	10/17/2022		(10,350)	(10,396)
	3.400	09/23/2022	TBD(3)		(689)	(690)
	3.450	07/25/2022	10/25/2022		(29,443)	(29,640)
	3.500	09/23/2022	TBD(3)		(441)	(441)
	3.530	09/07/2022	10/11/2022		(729)	(731)
	3.538	08/08/2022	11/10/2022		(12,095)	(12,161)
	3.543	08/04/2022	11/07/2022		(298)	(300)
	3.570	08/31/2022	10/31/2022		(26,799)	(26,887)
	3.660	08/15/2022	11/15/2022		(81,726)	(82,133)
	3.660	08/16/2022	11/15/2022		(5,624)	(5,651)
	3.661	08/12/2022	11/14/2022		(25,968)	(26,106)
	3.740	09/19/2022	10/20/2022		(6,735)	(6,745)
	4.050	08/03/2022	02/03/2023		(34,769)	(35,008)
	4.240	09/07/2022	01/06/2023		(696)	(698)
	4.346	08/26/2022	02/28/2023		(1,716)	(1,724)
BYR	3.630	09/26/2022	03/24/2023		(12,004)	(12,011)
	3.630	09/28/2022	03/24/2023		(5,972)	(5,975)
CDC	1.710	04/11/2022	10/11/2022		(806)	(813)
	1.780	04/18/2022	10/14/2022		(428)	(432)
	1.780	07/11/2022	10/14/2022		(2,363)	(2,372)
	2.600	07/14/2022	10/14/2022		(1,819)	(1,830)
	2.600	07/19/2022	10/14/2022		(886)	(891)
	2.630	07/06/2022	10/07/2022		(1,640)	(1,650)
	2.720	07/13/2022	10/13/2022		(199)	(200)
	2.780	08/25/2022	10/14/2022		(553)	(554)
	2.850	07/22/2022	10/21/2022		(194)	(195)
	2.950	07/25/2022	10/14/2022		(2,173)	(2,185)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2022 (Unaudited)

	2.950	09/07/2022	10/14/2022		(1,342)	(1,345)
	2.950	09/08/2022	10/14/2022		(441)	(442)
	3.080	09/07/2022	10/31/2022		(4,415)	(4,425)
	3.230	09/07/2022	10/31/2022		(571)	(572)
	3.240	09/12/2022	11/14/2022		(3,931)	(3,938)
	3.270	09/30/2022	01/09/2023		(4,981)	(4,983)
	3.410	08/15/2022	11/15/2022		(5,480)	(5,505)
	3.440	09/23/2022	10/21/2022		(3,322)	(3,325)
	3.990	09/06/2022	03/03/2023		(6,826)	(6,846)
CDI	0.650	08/25/2022	11/24/2022	EUR	(2,845)	(2,791)
CIB	3.540	09/16/2022	10/17/2022		$(49)	(49)
DBL	0.340	09/15/2022	11/07/2022	EUR	(1,110)	(1,088)
	0.370	08/08/2022	11/07/2022		(1,966)	(1,928)
	0.380	08/08/2022	11/07/2022		(3,187)	(3,125)
	0.430	08/12/2022	11/08/2022		(5,198)	(5,097)
	2.487	08/17/2022	11/16/2022	GBP	(3,296)	(3,692)
	2.638	08/11/2022	11/14/2022		(1,368)	(1,534)
	3.040	08/31/2022	11/30/2022		(2,989)	(3,347)
	4.260	09/12/2022	11/14/2022		$(21,176)	(21,228)
	4.310	09/12/2022	11/14/2022		(23,016)	(23,073)
	4.589	09/22/2022	11/22/2022		(11,368)	(11,383)
	4.639	09/22/2022	11/22/2022		(3,561)	(3,566)
FBF	1.978	08/12/2022	10/05/2022	EUR	(21,026)	(20,667)
GLM	4.093	07/13/2022	10/13/2022		$(34,278)	(34,598)
IND	2.100	09/30/2022	11/07/2022		(1,183)	(1,183)
	2.110	05/09/2022	11/07/2022		(424)	(427)
	2.460	07/06/2022	10/07/2022		(1,733)	(1,744)
	2.470	08/11/2022	11/11/2022	GBP	(1,459)	(1,635)
	3.020	09/02/2022	10/25/2022		$(1,305)	(1,308)
	3.050	08/05/2022	11/07/2022		(2,281)	(2,293)
	3.050	08/31/2022	11/07/2022		(713)	(715)
	3.310	09/26/2022	10/28/2022		(6,684)	(6,688)
	3.450	09/26/2022	10/28/2022		(8,699)	(8,704)
	3.650	09/30/2022	11/30/2022		(6,877)	(6,879)
	3.750	09/30/2022	11/30/2022		(6,059)	(6,061)
	3.760	09/15/2022	12/05/2022		(1,296)	(1,299)
JML	(1.750)	09/14/2022	TBD(3)	EUR	(266)	(261)
	(0.750)	09/14/2022	TBD(3)		(2,110)	(2,068)
	(0.250)	09/14/2022	TBD(3)		(2,091)	(2,046)
	0.250	09/14/2022	TBD(3)		(5,587)	(5,476)
	0.320	08/12/2022	10/12/2022		(1,320)	(1,294)
	0.400	07/29/2022	11/03/2022		(10,848)	(10,639)
	0.400	08/09/2022	11/07/2022		(3,987)	(3,910)
	0.420	08/09/2022	11/07/2022		(13,212)	(12,957)
	0.450	09/19/2022	11/04/2022		(21,810)	(21,379)
	0.650	09/14/2022	TBD(3)		(3,635)	(3,563)
	0.750	08/25/2022	11/24/2022		(4,263)	(4,182)
	0.800	09/14/2022	TBD(3)		(25,410)	(24,913)
	2.050	08/12/2022	10/12/2022	GBP	(3,388)	(3,794)
	2.600	07/28/2022	10/28/2022		(1,298)	(1,457)
	3.400	09/23/2022	TBD(3)		$(340)	(341)
	3.450	09/23/2022	TBD(3)		(2,850)	(2,852)
	3.500	09/23/2022	11/04/2022		(17,952)	(17,969)
JPS	3.279	08/05/2022	11/03/2022		(882)	(887)
	3.530	08/12/2022	11/14/2022		(3,218)	(3,235)
	3.630	08/02/2022	02/02/2023		(3,692)	(3,715)
	3.840	08/29/2022	11/29/2022		(19,317)	(19,390)
	4.090	09/02/2022	01/03/2023		(4,457)	(4,473)
	4.100	09/23/2022	10/21/2022		(15,673)	(15,691)
MBC	0.800	07/27/2022	TBD(3)	EUR	(5,532)	(5,422)
MEI	2.840	07/20/2022	10/24/2022		$(116)	(117)
	2.890	07/20/2022	10/24/2022		(2,910)	(2,927)
MSB	0.685	08/09/2022	10/11/2022	EUR	(7,534)	(7,391)
	2.328	08/11/2022	11/14/2022	GBP	(814)	(912)
	3.100	07/07/2022	10/07/2022		$(25,259)	(25,451)
	3.278	07/14/2022	10/14/2022		(10,348)	(10,424)
	3.328	07/14/2022	10/14/2022		(4,905)	(4,942)
	3.830	09/01/2022	03/01/2023		(7,254)	(7,274)
	4.030	08/03/2022	02/03/2023		(28,252)	(28,252)
	4.080	08/03/2022	02/03/2023		(13,067)	(13,067)
NOM	2.850	07/05/2022	10/06/2022		(4,674)	(4,708)
	3.050	09/01/2022	10/03/2022		(6,637)	(6,655)
	3.100	09/01/2022	10/03/2022		(1,508)	(1,512)
	3.650	09/23/2022	10/26/2022		(2,914)	(2,917)
	3.700	09/06/2022	10/06/2022		(11,146)	(11,177)
	3.750	09/23/2022	TBD(3)		(9,560)	(9,570)
	3.880	09/23/2022	TBD(3)		(12,379)	(12,393)
	4.200	10/03/2022	01/03/2023		(5,949)	(5,949)
NXN	3.230	09/30/2022	10/31/2022		(8,031)	(8,033)
RBC	3.120	07/11/2022	10/11/2022		(14,014)	(14,116)
	3.910	08/12/2022	11/14/2022		(9,748)	(9,793)
	4.230	09/23/2022	10/21/2022		(12,716)	(12,729)
RCE	(0.750)	06/30/2022	TBD(3)	EUR	(1,172)	(1,142)
	(0.750)	09/19/2022	TBD(3)		(1,031)	(1,010)
	0.250	05/27/2022	TBD(3)		(1,866)	(1,822)
	0.250	08/02/2022	TBD(3)		(3,946)	(3,864)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2022 (Unaudited)

RCY	3.190	08/12/2022	11/10/2022		$(5,364)	(5,388)
	4.170	09/16/2022	01/17/2023		(2,077)	(2,081)
RDR	3.010	09/01/2022	10/31/2022		(5,090)	(5,103)
	3.070	08/04/2022	11/04/2022		(4,521)	(4,544)
	3.160	08/09/2022	11/10/2022		(8,258)	(8,298)
	3.330	09/26/2022	10/26/2022		(8,188)	(8,193)
RTA	3.930	08/17/2022	11/17/2022		(2,936)	(2,948)
	3.950	09/01/2022	01/03/2023		(6,063)	(6,081)
	3.960	10/03/2022	02/03/2023		(5,996)	(5,996)
	3.980	07/01/2022	10/03/2022		(13,100)	(13,186)
	4.080	10/03/2022	01/03/2023		(12,223)	(12,223)
SBI	3.980	07/18/2022	04/17/2023		(8,756)	(8,804)
	3.980	08/22/2022	11/22/2022		(9,585)	(9,622)
SCX	0.310	07/27/2022	10/28/2022	EUR	(6,534)	(6,407)
SGY	3.250	09/30/2022	11/14/2022		$(3,059)	(3,060)
SOG	2.656	08/09/2022	11/10/2022		(3,029)	(3,041)
	2.680	07/05/2022	10/06/2022		(19,120)	(19,248)
	2.710	07/06/2022	10/12/2022		(1,605)	(1,616)
	2.750	07/08/2022	10/14/2022		(11,992)	(12,071)
	2.760	07/07/2022	10/07/2022		(2,059)	(2,072)
	3.100	07/25/2022	10/25/2022		(653)	(657)
	3.120	08/01/2022	11/02/2022		(16,565)	(16,655)
	3.126	07/11/2022	10/12/2022		(3,607)	(3,633)
	3.150	08/04/2022	11/04/2022		(1,834)	(1,844)
	3.176	07/11/2022	10/12/2022		(4,724)	(4,759)
	3.190	08/09/2022	11/10/2022		(766)	(769)
	3.200	08/01/2022	10/31/2022		(626)	(629)
	3.250	08/12/2022	11/14/2022		(31,776)	(31,926)
	3.250	09/14/2022	11/14/2022		(172)	(172)
	3.340	09/23/2022	TBD(3)		(231)	(231)
	3.350	09/23/2022	TBD(3)		(437)	(438)
	3.430	09/19/2022	10/20/2022		(1,716)	(1,718)
	3.490	08/31/2022	11/30/2022		(2,059)	(2,065)
	3.513	08/05/2022	11/07/2022		(18,943)	(19,052)
	3.556	08/09/2022	11/10/2022		(33,858)	(34,042)
	3.606	08/09/2022	11/10/2022		(12,840)	(12,910)
	3.740	08/19/2022	11/18/2022		(6,665)	(6,696)
	3.987	09/07/2022	12/07/2022		(5,623)	(5,640)
	4.037	09/07/2022	12/07/2022		(2,088)	(2,094)
	4.079	09/23/2022	11/23/2022		(56,625)	(56,689)
	4.250	09/15/2022	01/13/2023		(791)	(793)
	4.266	08/26/2022	02/27/2023		(8,460)	(8,498)
TDM	3.240	09/23/2022	TBD(3)		(1,983)	(1,985)
	3.390	09/23/2022	TBD(3)		(134)	(134)
UBS	0.400	08/12/2022	10/12/2022	EUR	(1,511)	(1,481)
	0.675	08/17/2022	11/16/2022		(3,352)	(3,288)
	2.750	09/30/2022	10/03/2022		$(2,677)	(2,677)
	3.000	08/03/2022	10/03/2022		(16,667)	(16,752)
	3.116	07/08/2022	10/13/2022		(4,360)	(4,393)
	3.180	08/12/2022	10/12/2022		(836)	(840)
	3.200	07/25/2022	10/25/2022		(14,764)	(14,856)
	3.200	08/29/2022	10/25/2022		(2,386)	(2,393)
	3.200	09/27/2022	10/25/2022		(511)	(511)
	3.220	08/04/2022	11/07/2022		(19,303)	(19,406)
	3.220	08/05/2022	11/07/2022		(588)	(591)
	3.340	08/17/2022	11/17/2022		(991)	(995)
	3.340	09/30/2022	11/17/2022		(1,521)	(1,521)
	3.380	07/19/2022	10/19/2022		(12,784)	(12,875)
	3.380	08/12/2022	10/12/2022		(5,306)	(5,332)
	3.427	08/10/2022	10/11/2022		(2,191)	(2,202)
	3.430	08/12/2022	10/12/2022		(8,772)	(8,815)
	3.520	09/23/2022	11/02/2022		(24,750)	(24,775)
	3.527	07/19/2022	10/24/2022		(2,748)	(2,769)
	3.590	08/08/2022	11/08/2022		(6,006)	(6,039)
	3.920	08/12/2022	02/13/2023		(40,554)	(40,783)
	4.060	09/15/2022	01/13/2023		(2,546)	(2,551)
	4.134	09/02/2022	01/04/2023		(12,011)	(12,053)
	4.200	09/12/2022	01/12/2023		(38,672)	(38,767)
	4.250	09/12/2022	01/12/2023		(8,275)	(8,295)
	4.284	09/02/2022	01/04/2023		(10,134)	(10,171)
	4.320	09/29/2022	01/27/2023		(18,829)	(18,838)
	4.320	09/30/2022	01/27/2023		(7,811)	(7,814)
	4.350	09/12/2022	01/12/2023		(15,376)	(15,415)
	4.380	10/03/2022	02/03/2023		(2,783)	(2,783)
	4.430	10/03/2022	02/03/2023		(17,637)	(17,637)
	4.470	09/16/2022	01/17/2023		(7,520)	(7,536)
	4.520	09/16/2022	01/17/2023		(2,187)	(2,192)
	4.570	09/16/2022	01/17/2023		(9,753)	(9,774)

Total Reverse Repurchase Agreements						$(2,265,322)

(l)					Securities with an aggregate market value of $2,667,623and cash of 68,147 have been pledged as collateral under the terms of master agreements as of September 30, 2022.
(1)					Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(2,076,714) at a weighted average interest rate of 2.478%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2022 (Unaudited)

(3)	Open maturity reverse repurchase agreement.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	122	$(29,210)	$472	$11	$0
3-Month SOFR Active Contract December Futures	03/2025	63	(15,170)	227	12	0
3-Month SOFR Active Contract December Futures	03/2026	68	(16,397)	236	14	0
3-Month SOFR Active Contract June Futures	09/2024	80	(19,218)	301	13	0
3-Month SOFR Active Contract June Futures	09/2025	64	(15,426)	227	14	0
3-Month SOFR Active Contract March Futures	06/2024	106	(25,421)	405	13	0
3-Month SOFR Active Contract March Futures	06/2025	58	(13,975)	208	12	0
3-Month SOFR Active Contract March Futures	06/2026	64	(15,432)	220	14	0
3-Month SOFR Active Contract September Futures	12/2024	74	(17,799)	273	13	0
3-Month SOFR Active Contract September Futures	12/2025	53	(12,778)	185	11	0

Total Futures Contracts	$2,754	$127	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bombardier, Inc.	5.000%	Quarterly	06/20/2024	5.429%	$1,300	$(10)	$4	$(6)	$0	$(3)
Bombardier, Inc.	5.000	Quarterly	12/20/2024	5.702	600	0	(7)	(7)	0	0
Bombardier, Inc.	5.000	Quarterly	06/20/2025	6.300	7,600	(608)	393	(215)	0	(7)
Bombardier, Inc.	5.000	Quarterly	06/20/2026	7.072	5,000	(450)	156	(294)	15	0
Bombardier, Inc.	5.000	Quarterly	06/20/2027	7.506	10,300	(223)	(643)	(866)	42	0
Jaguar Land Rover Automotive	5.000	Quarterly	06/20/2026	12.473	EUR	1,600	101	(393)	(292)	1	0
Jaguar Land Rover Automotive	5.000	Quarterly	12/20/2026	12.466	16,290	874	(4,083)	(3,209)	113	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	3.739	2,500	(180)	13	(167)	0	(5)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	4.185	14,900	(1,641)	308	(1,333)	13	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	4.521	17,400	(1,275)	(658)	(1,933)	0	(2)
Rolls-Royce PLC	1.000	Quarterly	12/20/2026	4.774	10,000	(573)	(740)	(1,313)	0	(10)
Rolls-Royce PLC	1.000	Quarterly	06/20/2027	4.983	14,500	(1,399)	(781)	(2,180)	0	(18)

$(5,384)	$(6,431)	$(11,815)	$184	$(45)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2032	GBP	9,000	$874	$1,999	$2,873	$57	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033	4,600	512	433	945	40	0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	22,000	2,848	9,486	12,334	0	(61)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027	$246,200	(5,908)	(16,295)	(22,203)	0	(827)
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	128,500	(9)	1,901	1,892	95	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	64,400	7	969	976	42	0

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2022 (Unaudited)

Receive(5)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		10,300	5	273	278	17	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		54,700	4,889	8,784	13,673	652	0
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2025	BRL	2,600	0	(6)	(6)	1	0
Pay	1-Year BRL-CDI	11.160	Maturity	01/02/2025		1,800	0	(4)	(4)	1	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/02/2025		2,200	0	(4)	(4)	1	0
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2025		5,900	0	5	5	2	0
Pay	1-Year BRL-CDI	12.080	Maturity	01/02/2025		9,900	0	11	11	3	0
Pay	1-Year BRL-CDI	12.140	Maturity	01/02/2025		5,000	0	6	6	2	0
Pay	1-Year BRL-CDI	12.145	Maturity	01/02/2025		4,900	0	6	6	2	0
Pay	1-Year BRL-CDI	12.160	Maturity	01/02/2025		9,900	0	14	14	4	0
Pay	1-Year BRL-CDI	11.220	Maturity	01/04/2027		3,200	0	(6)	(6)	2	0
Pay	1-Year BRL-CDI	11.245	Maturity	01/04/2027		1,600	0	(3)	(3)	1	0
Pay	1-Year BRL-CDI	11.260	Maturity	01/04/2027		1,600	0	(2)	(2)	1	0
Pay	1-Year BRL-CDI	11.700	Maturity	01/04/2027		800	0	1	1	1	0
Pay	1-Year BRL-CDI	11.715	Maturity	01/04/2027		3,600	0	3	3	2	0
Receive	1-Year BRL-CDI	11.788	Maturity	01/04/2027		324,600	0	(524)	(524)	0	(211)
Pay	1-Year BRL-CDI	11.870	Maturity	01/04/2027		8,500	0	14	14	5	0
Pay	1-Year BRL-CDI	12.015	Maturity	01/04/2027		269,000	0	632	632	174	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		$323,700	(7,049)	(34,037)	(41,086)	0	(890)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		11,500	(834)	(415)	(1,249)	0	(39)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		2,500	40	(211)	(171)	0	(10)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		58,100	(3,466)	(1,543)	(5,009)	0	(220)
Receive	3-Month USD-LIBOR	1.420	Semi-Annual	08/17/2028		93,400	0	12,866	12,866	342	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		25,600	(101)	(3,335)	(3,436)	0	(98)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		59,000	4,765	(7,755)	(2,990)	0	(239)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		53,800	1,769	(12,624)	(10,855)	0	(190)
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	09/20/2050		24,300	55	9,821	9,876	255	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		74,500	14,089	14,864	28,953	805	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	4,400	81	837	918	0	(12)
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		900	(1)	174	173	0	(2)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		4,400	244	1,625	1,869	46	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		13,500	(99)	5,189	5,090	160	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		16,800	1,455	5,030	6,485	213	0
Receive(5)	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053		2,500	330	126	456	35	0
Pay	28-Day MXN-TIIE	4.550	Lunar	02/27/2023	MXN	99,300	11	(136)	(125)	0	(2)
Pay	28-Day MXN-TIIE	4.500	Lunar	03/03/2023		216,500	(6)	(266)	(272)	0	(5)
Receive	28-Day MXN-TIIE	8.675	Lunar	04/03/2024		36,800	0	44	44	0	(1)
Receive	28-Day MXN-TIIE	8.660	Lunar	04/04/2024		15,400	0	19	19	0	0
Receive	28-Day MXN-TIIE	8.750	Lunar	04/05/2024		9,300	0	11	11	0	0
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027		4,400	0	7	7	0	0
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027		3,900	0	4	4	0	0
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032		1,900	8	2	10	0	0
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032		7,900	32	10	42	0	(1)
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032		1,900	0	3	3	0	0
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032		4,600	0	7	7	0	(1)

							$14,541	$(1,990)	$12,551	$2,961	$(2,809)

Total Swap Agreements							$9,157	$(8,421)	$736	$3,145	$(2,854)

Cash of $71,653 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		10/2022		EUR	8,756		$8,794		$213		$0
		10/2022		GBP	76,365		88,925		3,660		0

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2022 (Unaudited)

10/2022	PEN	2,825	735	25	0
10/2022	$1,522	GBP	1,371	9	0
10/2022	711	PEN	2,825	0	(2)
11/2022	CHF	962	$1,025	46	0
11/2022	$1,046	IDR	15,541,294	0	(33)
11/2022	45	PEN	177	0	(1)
12/2022	CNY	46,341	$6,721	213	0
12/2022	$14	PEN	54	0	0
05/2023	232	ZAR	4,193	0	(5)
BPS	10/2022	BRL	123,120	$23,695	871	0
10/2022	PLN	28,051	6,040	392	0
10/2022	$22,772	BRL	123,120	52	0
10/2022	5,108	EUR	5,175	0	(36)
11/2022	CAD	11,142	$8,680	615	0
11/2022	IDR	147,027,360	9,755	168	0
11/2022	$1,332	IDR	19,879,308	0	(36)
11/2022	68	ZAR	1,101	0	(8)
12/2022	CNH	34,503	$4,991	152	0
12/2022	$4,991	CNY	34,478	0	(149)
CBK	10/2022	BRL	123,120	$22,772	0	(52)
10/2022	GBP	2,406	2,767	80	0
10/2022	PEN	71,810	18,577	553	0
10/2022	$23,446	BRL	123,120	0	(622)
10/2022	13,507	MXN	279,279	302	0
10/2022	18,523	PEN	71,810	0	(499)
11/2022	BRL	15,791	$3,022	116	0
11/2022	GBP	4,476	4,848	0	(153)
11/2022	$6,374	IDR	95,179,394	0	(167)
11/2022	89	INR	7,174	0	(2)
11/2022	11,510	PEN	44,604	0	(382)
11/2022	ZAR	20,073	$1,223	118	0
12/2022	CNH	13,481	1,950	59	0
12/2022	PEN	15,623	3,997	108	0
12/2022	$1,950	CNY	13,475	0	(57)
12/2022	1,850	MXN	37,713	0	0
04/2023	1,736	PEN	6,857	0	(46)
GLM	10/2022	PEN	3,357	$873	30	0
10/2022	$845	PEN	3,357	0	(2)
10/2022	1,454	RUB	138,853	888	0
11/2022	EUR	408,575	$400,173	0	(1,050)
11/2022	$143	PEN	561	0	(4)
11/2022	1,167	ZAR	20,073	0	(62)
11/2022	ZAR	1,101	$66	6	0
12/2022	MXN	5,500	270	1	0
12/2022	PEN	36,787	9,240	77	0
05/2023	ZAR	4,193	251	24	0
MYI	10/2022	EUR	404,994	406,286	9,393	(21)
10/2022	$85,329	GBP	78,793	2,692	(45)
10/2022	84	ZAR	1,494	0	(2)
11/2022	GBP	74,447	$80,636	0	(2,540)
11/2022	$1,245	IDR	18,413,160	0	(44)
12/2022	CNH	34,873	$4,997	107	0
12/2022	CNY	35,067	5,120	196	0
12/2022	$4,997	CNY	34,763	0	(115)
01/2023	207	ZAR	3,695	0	(4)
01/2023	ZAR	3,695	$212	10	0

Total Forward Foreign Currency Contracts	$21,176	$(6,139)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - BUY PROTECTION(1)
Swap Agreements, at Value(5)
Counterparty	Reference Obligation	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Citigroup Commercial Mortgage Trust 5.482% due 10/15/2049	(0.500)%	Monthly	10/15/2049	$2,317	$139	$624	$763	$0
Morgan Stanley Capital Trust 5.485% due 11/14/2042	(0.240)	Monthly	11/14/2042	7,500	1,350	2,248	3,598	0

$1,489	$2,872	$4,361	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BYL	Banca Monte Dei Paschi Di	5.000%	Quarterly	12/20/2022	9.667%	EUR	3,200	$(103)	$76	$0	$(27)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2022 (Unaudited)

TOTAL RETURN SWAPS ON SECURITIES
											Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive(6)	United States Treasury Inflation Indexed Bonds «	N/A	0.000%	Maturity	01/28/2036	CNY	101,100	$42	$412	$454	$0

Total Swap Agreements									$1,428	$3,360	$4,815	$(27)

(o)

Securities with an aggregate market value of $3,094 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2		Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Loan Participations and Assignments						$0		$802,317	$441,509		$1,243,826
Corporate Bonds & Notes
Banking & Finance						0		234,665	0		234,665
Industrials						0		549,200	20,764		569,964
Utilities						0		171,220	0		171,220
Convertible Bonds & Notes
Banking & Finance						0		15,604	0		15,604
Industrials						0		17,725	7,902		25,627
Municipal Bonds & Notes
Michigan						0		5,208	0		5,208
Puerto Rico						0		39,127	0		39,127
West Virginia						0		90	0		90
U.S. Government Agencies						0		19,128	0		19,128
Non-Agency Mortgage-Backed Securities						0		1,207,689	94,146		1,301,835
Asset-Backed Securities						0		752,109	180,986		933,095
Sovereign Issues						0		33,932	0		33,932
Common Stocks
Communication Services						2,249		0	876		3,125
Energy						1,275		0	0		1,275
Financials						466		0	18,725		19,191
Industrials						0		26	73,565		73,591
Utilities						0		0	7,653		7,653
Rights
Financials						0		0	300		300
Warrants
Financials						0		0	355		355
Information Technology						0		0	21,681		21,681
Preferred Securities
Banking & Finance						0		59,493	0		59,493
Industrials						0		281	5,961		6,242
Utilities						0		0	12,319		12,319
Real Estate Investment Trusts
Real Estate						4,411		0	0		4,411
Short-Term Instruments
Repurchase Agreements						0		190,400	0		190,400
U.S. Treasury Bills						0		18,745	0		18,745

Total Investments						$8,401		$4,116,959	$886,742		$5,012,102

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2022 (Unaudited)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared					0		3,272	0	3,272
Over the counter					0		25,537	454	25,991

					$0		$28,809	$454	$29,263
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					0		(2,854)	0	(2,854)
Over the counter					0		(6,166)	0	(6,166)

					$0		$(9,020)	$0	$(9,020)

Total Financial Derivative Instruments					$0		$19,789	$454	$20,243

Totals					$8,401		$4,136,748	$887,196	$5,032,345

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2022:
Category and Subcategory	Beginning Balance at 06/30/2022	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2022(1)

Investments in Securities, at Value
Loan Participations and Assignments	$513,442	$110,280	$(14,455)	$(203)	$1,717	$(4,055)	$33,108	$(198,325)	$441,509	$(1,864)
Corporate Bonds & Notes
Industrials	130,447	0	(450)	88	0	(8,423)	0	(100,898)	20,764	(4,096)
Convertible Bonds & Notes
Industrials	0	0	0	0	0	0	7,902	0	7,902	0
Non-Agency Mortgage-Backed Securities	101,575	0	(3,283)	103	(271)	(3,978)	0	0	94,146	(4,146)
Asset-Backed Securities	216,984	0	(3,989)	339	(1,536)	(17,905)	0	(12,907)	180,986	(19,510)
Common Stocks
Communication Services	943	0	0	0	0	(67)	0	0	876	(67)
Financials	18,725	0	0	0	0	0	0	0	18,725	0
Industrials	74,276	0	(1,736)	0	0	1,051	0	(26)	73,565	1,058
Materials	561	0	(614)	0	614	(561)	0	0	0	0
Utilities	6,833	0	0	0	0	820	0	0	7,653	820
Rights
Financials	335	0	0	0	0	(35)	0	0	300	(35)
Warrants
Financials	353	0	0	0	0	2	0	0	355	2
Information Technology	29,133	0	0	0	0	(7,452)	0	0	21,681	(7,452)
Preferred Securities
Industrials	5,476	0	0	0	0	485	0	0	5,961	485
Utilities	12,289	0	0	0	0	30	0	0	12,319	30

	$1,111,372	$110,280	$(24,527)	$327	$524	$(40,088)	$41,010	$(312,156)	$886,742	$(34,775)
Financial Derivative Instruments - Assets
Over the counter	$1,021	$0	$0	$0	$0	$(567)	$0	$0	$454	$(567)

Totals	$1,112,393	$110,280	$(24,527)	$327	$524	$(40,655)	$41,010	$(312,156)	$887,196	$(35,342)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 09/30/2022	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$14,867	Discounted Cash Flow			Discount Spread			3.580	—
		236,964	Discounted Cash Flow			Discount Rate			3.560 - 13.500	8.591
		40,636	Indicative Market Quotation			Price			95.000 - 99.000	95.783
		40,417	Proxy Pricing			Base Price			98.055	—
		108,625	Third Party Vendor			Broker Quote			35.000 - 103.500	67.833
Corporate Bonds & Notes
Industrials		20,764	Reference Instrument			Weighted Average		BRL	37.290	—
Convertible Bonds & Notes
Industrials		7,902	Other Valuation Techniques(2)			—			—	—
Non-Agency Mortgage-Backed Securities		94,146	Discounted Cash Flow			Discount Rate			6.500 - 10.000	8.884
Asset-Backed Securities		180,986	Discounted Cash Flow			Discount Rate			7.600 - 27.000	13.502
Common Stocks

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2022 (Unaudited)

Communication Services	876	Reference Instrument	Stock Price W/Liquidity Discount		10.000	—
Financials	18,725	Indicative Market Quotation	Price		$28.000	—
Industrials	29,794	Discounted Cash Flow	Discount Rate		13.547	—
	351	Discounted Cash Flow/ Comp Multiple	Forward EBITDA / Discount Rate	X/X/%	2.000/2.100/24.200	—
	32,258	Discounted Cash Flow/ Comp Multiple	Ltm Revenue/Ltm EBITDA/Discount Rate	X/X/%	0.460/3.500/10.000	—
	11,162	Indicative Market Quotation	Broker Price Opinion		$21.000	—
Utilities	7,653	Indicative Market Quotation	Price	X	27.750	—
Rights
Financials	300	Other Valuation Techniques(2)	—		—	—
Warrants
Financials	5	Indicative Market Quotation	Price		$2.250 - 3.750	3.518
	350	Other Valuation Techniques(2)	—		—	—
Information Technology	21,681	Market Comparable Valuation	EBITDA Multiple	X	3.800	—
Preferred Securities
Industrials	4,135	Discounted Cash Flow/Comparable Companies	Discount Rate/TBV Multiple	%/X	22.980/0.280	—
	1,826	Market Comparable Valuation	Earnings Multiple	X	11.809	—
Utilities	12,319	Discounted Cash Flow	Discount Rate		5.800	—
Financial Derivative Instruments - Assets
Over the counter	454	Indicative Market Quotation	Broker Quote		3.183	—

Total	$887,196

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)		Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PFLEXLS I LLC, CLM 13648 LLC and MLM 13648 LLC (each a “Subsidiary” and, collectively, the “Subsidiaries”), each a Delaware limited liability company, were formed as wholly owned subsidiaries acting as investment vehicles for the PIMCO Flexible Credit Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiaries. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiaries. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. See the table below for details regarding the structure and incorporation as of the period end of the Subsidiaries.

Subsidiary	Date of Organization	Subsidiary % of Consolidated Fund Net Assets†
PFLEXLS I LLC	12/01/2017	1.5%
CLM 13648 LLC	03/29/2018	0.0
MLM 13648 LLC	04/03/2018	0.2

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Fund’s shares is based on the Fund’s net asset value (“NAV”). The NAV of the Fund, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund or class by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either: (i) advance the time as of which the NAV is calculated and, therefore, the time by which purchase orders must be received to receive that day’s NAV or (ii) accept purchase orders until, and calculate its NAV as of, the normally scheduled NYSE Close. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for The Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing sources, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using such data reflecting the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Sources or quotes obtained from brokers and dealers. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. A Fund’s investments in closed-end management investment companies are valued at the market price of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Notes to Financial Statements (Cont.)

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Source. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market comparable valuation estimates fair value by applying a valuation multiple to a key performance metric of the company, which may include unobservable inputs such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), the PIMCO’s assumptions regarding comparable companies and non-public statements from the underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

Notes to Financial Statements (Cont.)

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2022, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BNY	Bank of New York Mellon	FBF	Credit Suisse International	NXN	Natixis New York
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	RBC	Royal Bank of Canada
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	RCE	Royal Bank of Canada Europe Limited
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	RCY	Royal Bank of Canada
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RDR	RBC Capital Markets LLC
BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	RTA	RBC (Barbados) Trading Bank Corp.
BYL	Barclays Bank PLC London Branch	JPS	J.P. Morgan Securities LLC	SBI	Citigroup Global Markets Ltd.
BYR	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	MEI	Merrill Lynch International	SGY	Societe Generale, NY
CDC	Natixis Securities Americas LLC	MSB	Morgan Stanley Bank, N.A	SOG	Societe Generale Paris
CDI	Natixis Singapore	MYC	Morgan Stanley Capital Services LLC	TDM	TD Securities (USA) LLC
CIB	Canadian Imperial Bank of Commerce	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC
DBL	Deutsche Bank AG London	NOM	Nomura Securities International, Inc.

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	PEN	Peruvian New Sol
BRL	Brazilian Real	GBP	British Pound	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
CHF	Swiss Franc	INR	Indian Rupee	USD (or $)	United States Dollar
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	ZAR	South African Rand
CNY	Chinese Renminbi (Mainland)

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	EUR006M	6 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate
BP0003M	3 Month GBP-LIBOR	LIBOR01M	1 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate
EUR001M	1 Month EUR Swap Rate	LIBOR01Y	1 Year USD-LIBOR	US0003M	ICE 3-Month USD LIBOR
EUR002M	2 Month EUR Swap Rate	LIBOR03M	3 Month USD-LIBOR	WIBOR06M	6 Month Warsaw Inter Bank Offering Rate
EUR003M	3 Month EUR Swap Rate	LIBOR06M	6 Month USD-LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	REMIC	Real Estate Mortgage Investment Conduit
BRL-CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
CBO	Collateralized Bond Obligation	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
CDO	Collateralized Debt Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
DAC	Designated Activity Company	PIK	Payment-in-Kind